UNITED STATES OF AMERICA
BEFORE THE
SECURITIES AND EXCHANGE COMMISSION

INVESTMENT COMPANY ACT OF 1940
Release no. 33059 / March 27, 2018

In the Matter of
ALCENTRA CAPITAL CORPORATION
ALCENTRA BDC EQUITY HOLDINGS, LLC
ALCENTRA MIDDLE MARKET FUND IV, L.P.
ALCENTRA NY, LLC
THE DREYFUS CORPORATION
DREYFUS ALCENTRA GLOBAL CREDIT INCOME 2024
TARGET TERM FUND, INC.

200 Park Avenue, 7th Floor
New York, NY 10166

STIRA ALCENTRA GLOBAL CREDIT FUND
STIRA INVESTMENT ADVISER, LLC

18100 Von Karman Avenue, Suite 500
Irvine, CA 92612

(812-14760)

ORDER UNDER SECTIONS 17(d) and 57(i) OF THE
INVESTMENT COMPANY ACT OF 1940 AND RULE 17d-1
UNDER THE ACT
Alcentra Capital Corporation, Alcentra BDC Equity
Holdings, LLC, Alcentra Middle Market Fund IV, L.P.,
Alcentra NY, LLC, The Dreyfus Corporation, Dreyfus
Alcentra Global Credit Income 2024 Target Term Fund,
Inc., Stira Alcentra Global Credit Fund, and Stira
Investment Adviser, LLC filed an application on April 10,
2017 and amendments to the application on August 21, 2017, October 27, 2017, January 26, 2018, and February
14, 2018, requesting an order under sections 17(d) and 57(i) of the Investment Company Act of 1940 (the "Act") and rule 17d-1 under the Act that would permit certain joint transactions otherwise prohibited by sections
17(d) and 57(a)(4) of the Act and rule 17d-1 under the Act. The order would permit certain business development companies and closed-end management investment companies ("Regulated Entities") to co-invest in portfolio companies with each other and with affiliated investment funds.
On February 28, 2018, a notice of the filing of the application was issued (Investment Company Act
Release No. 33038). The notice gave interested persons an opportunity to request a hearing and stated that an order disposing of the application would be issued unless a hearing was ordered. No request for a hearing has been filed, and the Commission has not ordered a hearing.
The matter has been considered and it is found, on the basis of the information set forth in the application, as amended, that participation by the Regulated Entities in the proposed transactions is consistent with the provisions, policies and purposes of the Act and is on a basis no less advantageous than that of other participants.
Accordingly,
IT IS ORDERED, under sections 17(d) and 57(i) of the Act and rule 17d-1 under the Act, that the relief requested by Alcentra Capital Corporation, et al. (File No. 812-
14760) is granted, effective immediately, subject to the conditions contained in the application, as amended.
For the Commission, by the Division of Investment
Management, under delegated authority.
Jill M. Peterson
Assistant Secretary